Earnings Per Common Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share, less than (in shares)	1,000,000	1,000,000	1,000,000
Forward Sale Agreements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share, less than (in shares)	1,000,000